CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Consolidated Statement Of Changes In Equity [Abstract]
Total comprehensive income attributable to owners of the parent	£ 2,415	£ 2,209	£ 2,915
Total equity excluding non-controlling interests	£ 42,832	£ 41,909	£ 41,933